EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2018	2017	2016
Net income	$821,305	$802,923	$724,847

Weighted average ordinary shares outstanding (in thousands)	156,632	162,720	170,155

Dilutive effect:
Employee stock options, RSUs and PSUs (in thousands)	2,815	3,942	3,141

Diluted weighted average ordinary shares outstanding (in thousands)	159,447	166,662	173,296

Basic earnings per ordinary share	$5.24	$4.93	$4.26

Diluted earnings per ordinary share	$5.15	$4.82	$4.18